LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

9.           LOSS PER SHARE

	For the years ended December 31,
	2020	2019		2018
Loss attributable to holders of ordinary shares (RMB’000):	(193,095)	(9,501)		(418,674)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	2,940,265	2,025,222		1,497,679
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	2,940,265	2,025,222		1,497,679
Loss per share - basic (RMB)	(65.67)	(4.68)	*	(279.54)	*
Loss per share - diluted (RMB)	(65.67)	(4.68)		(279.54)

•	Reflect 3 : 1 reverse stock split

Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the year ended December 31, 2020, about 960,894 of potential shares of common stock related to outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss. There were 556,479 and 242,857 post-reverse split shares for the years ended December 31, 2019 and 2018.